Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

As at	Maturity date	December 31, 2022	December 31, 2021
Credit facilities
$2 billion unsecured extendible revolving facility (a)	20-May-2027	$860	$375
US$150 million unsecured extendible revolving facility	20-Dec-2026	188	120
Commercial paper (b)	Various	386	469
$450 million term loan	25-Aug-2024	450	—
AltaGas Ltd. medium-term notes (MTNs)
$500 million Senior unsecured - 2.61 percent	16-Dec-2022	—	500
$300 million Senior unsecured - 3.57 percent	12-Jun-2023	300	300
$200 million Senior unsecured - 4.40 percent	15-Mar-2024	200	200
$350 million Senior unsecured - 1.23 percent	18-Mar-2024	350	350
$300 million Senior unsecured - 3.84 percent	15-Jan-2025	300	300
$500 million Senior unsecured - 2.16 percent	10-Jun-2025	500	500
$350 million Senior unsecured - 4.12 percent	7-Apr-2026	350	350
$200 million Senior unsecured - 2.17 percent	16-Mar-2027	200	200
$200 million Senior unsecured - 3.98 percent	4-Oct-2027	200	200
$500 million Senior unsecured - 2.08 percent	30-May-2028	500	500
$200 million Senior unsecured - 2.48 percent	30-Nov-2030	200	200
$100 million Senior unsecured - 5.16 percent	13-Jan-2044	100	100
$300 million Senior unsecured - 4.50 percent	15-Aug-2044	300	300
$250 million Senior unsecured - 4.99 percent	4-Oct-2047	250	250
WGL and Washington Gas MTNs and private placement notes
US$20 million Senior unsecured - 6.65 percent	20-Mar-2023	27	25
US$41 million Senior unsecured - 5.44 percent	11-Aug-2025	55	51
US$53 million Senior unsecured - 6.62 to 6.82 percent	Oct 2026	72	67
US$72 million Senior unsecured - 6.40 to 6.57 percent	Feb - Sep 2027	98	91
US$52 million Senior unsecured - 6.57 to 6.85 percent	Jan - Mar 2028	70	66
US$9 million Senior unsecured - 7.50 percent	1-Apr-2030	12	11
US$50 million Senior unsecured - 5.70 to 5.78 percent	Jan - Mar 2036	68	63
US$75 million Senior unsecured - 5.21 percent	3-Dec-2040	102	95
US$75 million Senior unsecured - 5.00 percent	15-Dec-2043	102	95
US$300 million Senior unsecured - 4.22 to 4.60 percent	Sep - Nov 2044	405	380
US$450 million Senior unsecured - 3.80 percent	15-Sep-2046	608	572
US$400 million Senior unsecured - 3.65 percent (c)	15-Sep-2049	563	528
US$200 million Senior unsecured - 2.98 percent	15-Dec-2051	271	254
US$25 million Senior unsecured - 5.25 percent	29-Dec-2042	34	—
US$175 million Senior unsecured - 5.33 percent	29-Dec-2052	237	—
SEMCO long-term debt
US$82 million CINGSA Senior secured - 4.48 percent (d)	2-Mar-2032	60	63
US$225 million First Mortgage Bonds - 2.45 percent	21-Apr-2030	305	285
US$225 million First Mortgage Bonds - 3.15 percent	21-Apr-2050	305	285
Fair value adjustment on WGL acquisition		79	77
Finance lease liabilities (note 10)		25	17
		$9,132	$8,239
Less: debt issuance costs		(41)	(44)
		$9,091	$8,195
Less: current portion		(334)	(511)
Less: liabilities associated with assets held for sale (note 5) (e)		(63)	—
		$8,694	$7,684
(a)Borrowings on the facility can be by way of prime loans, U.S. base-rate loans, SOFR loans, bankers' acceptances, or letters of credit. Borrowings on the facility have fees and interest at rates relevant to the nature of the draw made. During the fourth quarter of 2022, AltaGas completed an amendment of the Petrogas $200 million Revolving Credit Facility in which AltaGas has replaced Petrogas as the borrower, which is in addition to the AltaGas $2 billion five-year extendable committed revolving tranche, and the $300 million two-year extendable side car liquidity revolving facility.
(b)Commercial paper is supported by the availability of long-term committed credit facilities maturing in 2024. Commercial paper intended to be repaid within the next year is recorded as short-term debt (Note 15).
(c)The outstanding balance includes a US$15 million premium which will be amortized as a reduction to interest expense over the term of the note.
(d)Collateral for the CINGSA Senior secured loan is certain CINGSA assets. Alaska Storage Holding Company, LLC, a subsidiary in which AltaGas has a controlling interest, is the non-recourse guarantor of this loan.
(e)Pursuant to the May 26, 2022 announcement of the Alaska Utilities Disposition, related long-term debt balances totaling $63 million, including the CINGSA Senior secured loan net of issuance costs as well as certain finance lease liabilities, were reclassified to "liabilities associated with assets held for sale" on the Consolidated Balance Sheets at December 31, 2022. The transaction closed on March 1, 2023. Refer to Notes 5 and 34 for more details.